Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties
(b)	The Company incurred the following income or expenses with related parties:

	2016	2015	2014
Fees paid:
Arrangement fees	$7,598	$8,627	$4,520
Transaction fees	6,317	9,506	7,323
Income earned:
Interest income	7,513	10,614	9,888
Management fees	4,266	3,154	913
Supervision fees	7,800	1,950	—